Pzena International Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Brazil - 2.1%
Ambev S.A.	495,500	$ 1,611,869
Banco do Brasil S.A.	171,800	700,543
Vale S.A.	49,600	810,681
		3,123,093

Canada - 1.9%
Magna International, Inc.	25,582	1,657,964
Magna International, Inc. (c)	16,876	1,092,890
		2,750,854

China – 3.9%
Alibaba Group Holding, Ltd.	136,400	2,104,245
China Merchants Bank Co., Ltd. - Class H	195,000	1,171,956
China Overseas Land & Investment, Ltd.	690,000	1,375,263
Haier Smart Home Co., Ltd. - Class H	374,800	942,153
		5,593,617

Denmark - 2.0%
Danske Bank A/S	55,398	2,916,981

Finland - 1.3%
Nokia Oyj - ADR	122,495	1,817,826

France - 13.2%
Accor S.A.	18,111	993,492
Amundi S.A. (a)	23,145	2,266,339
Arkema S.A.	22,216	1,578,084
LVMH Moet Hennessy Louis Vuitton SE	2,209	1,218,848
Michelin SCA	68,252	2,508,480
Publicis Groupe S.A.	28,581	2,791,626
Rexel S.A.	74,062	3,179,861
Sanofi	27,721	2,434,407
Teleperformance SE	30,691	2,256,702
		19,227,839

Germany - 10.2%
BASF SE	51,381	3,045,679
Bayer AG	53,703	2,288,206
Continental AG	28,981	2,412,210
Daimler Truck Holding AG	76,788	3,775,182
Evonik Industries AG	70,934	1,390,814
Fresenius Medical Care AG & Co. KGaA	43,191	1,873,554
		14,785,645

Hong Kong - 1.2%
Galaxy Entertainment Group, Ltd.	438,000	1,750,458

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk	2,253,600	372,027

Ireland - 3.6%
Accenture PLC - Class A	5,643	1,055,636
Bank of Ireland Group PLC	143,527	2,918,787
Medtronic PLC	16,754	1,236,613
		5,211,036

Italy - 1.0%
Enel S.p.A.	134,295	1,507,674

Japan - 23.8%
Bridgestone Corp.	52,000	1,124,139
Daikin Industries, Ltd.	27,700	4,049,819
FUJIFILM Holdings Corp.	37,300	778,015
Fukuoka Financial Group, Inc.	26,200	1,078,499
Iida Group Holdings Co., Ltd.	23,300	311,905
Komatsu, Ltd.	18,345	757,574
Kubota Corp.	165,129	2,946,640
Minebea Mitsumi, Inc.	124,100	3,554,731
Murata Manufacturing Co., Ltd.	121,900	7,366,889
Olympus Corp.	120,800	1,354,274
Resona Holdings, Inc.	121,200	1,552,051
Sumitomo Mitsui Financial Group, Inc.	24,000	876,878
Suntory Beverage & Food Ltd.	64,100	1,742,309
Takeda Pharmaceutical Co., Ltd.	42,900	1,378,597
TDK Corp.	194,000	5,003,937
Toray Industries, Inc.	87,300	653,387
		34,529,644

Luxembourg - 1.1%
ArcelorMittal S.A.	23,153	1,601,974

Netherlands - 5.5%
ING Groep N.V.	111,878	3,484,198
Koninklijke Philips N.V.	64,140	1,710,969
Magnum Ice Cream Co. N.V.	82,863	1,343,066
Randstad N.V.	46,918	1,441,459
		7,979,692

Norway - 2.1%
Equinor ASA	85,899	3,113,060

Republic of Korea - 4.2%
Samsung Electronics Co., Ltd.	23,741	4,993,960
Shinhan Financial Group Co., Ltd.	12,850	798,115
Shinhan Financial Group Co., Ltd. - ADR	3,710	234,064
		6,026,139

Singapore - 1.0%
Oversea-Chinese Banking Corp., Ltd.	76,300	1,398,958

Switzerland - 5.3%
Julius Baer Group, Ltd.	32,618	2,675,299
Roche Holding AG	4,866	2,052,878
UBS Group AG	62,908	2,985,218
		7,713,395

Thailand - 0.4%

Bangkok Bank PCL - NVDR	117,100		622,470

United Kingdom - 13.0%
Barclays PLC	191,327		1,179,948
GSK PLC	106,794		2,705,949
HSBC Holdings PLC	212,342		3,985,130
J Sainsbury PLC	576,174		2,299,078
Reckitt Benckiser Group PLC	56,797		3,511,586
Shell PLC	58,240		2,443,819
Standard Chartered PLC	31,128		835,672
Tesco PLC	104,139		603,326
United Utilities Group PLC	71,756		1,298,751
			18,863,259
TOTAL COMMON STOCKS (Cost $95,717,146)			140,905,641

PREFERRED STOCKS - 1.1%
Germany - 1.1%
Dr. Ing hc F Porsche AG, 3.14%	27,884		1,525,043
TOTAL PREFERRED STOCKS (Cost $1,309,517)			1,525,043

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds – 1.2%
First American Government Obligations Fund - Class X, 3.54% (b)	1,778,889		1,778,889
TOTAL MONEY MARKET FUNDS (Cost $1,778,889)			1,778,889

TOTAL INVESTMENTS - 99.4% (Cost $98,805,552)			144,209,573
Other Assets in Excess of Liabilities - 0.6%		0.00647	938,486
TOTAL NET ASSETS - 100.0%			$ 145,148,059

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $2,266,339 or 1.6% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	U.S. Traded Foreign Security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pzena International Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 140,905,641	$ –	$ –	$ 140,905,641
Preferred Stocks	1,525,043	–	–	1,525,043
Money Market Funds	1,778,889	–	–	1,778,889
Total Investments	$ 144,209,573	$ –	$ –	$ 144,209,573